Derivatives - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Derivatives Purchased Equity Contracts	Jun. 30, 2012 Derivatives Purchased Equity Contracts	Jun. 30, 2013 Derivatives Purchased Non-designated Hedge Derivatives Interest Rate Contracts	Jun. 30, 2012 Derivatives Purchased Non-designated Hedge Derivatives Interest Rate Contracts	Jun. 30, 2013 Derivatives Purchased Non-designated Hedge Derivatives Commodity Contracts	Jun. 30, 2012 Derivatives Purchased Non-designated Hedge Derivatives Commodity Contracts	Jun. 30, 2013 Derivatives Purchased Non-designated Hedge Derivatives Foreign Exchange Contracts	Jun. 30, 2012 Derivatives Purchased Non-designated Hedge Derivatives Foreign Exchange Contracts	Jun. 30, 2013 Derivatives Purchased Non-designated Hedge Derivatives Mortgage-backed securities	Jun. 30, 2012 Derivatives Purchased Non-designated Hedge Derivatives Mortgage-backed securities	Jun. 30, 2013 Derivatives Purchased Non-designated Hedge Derivatives Credit Contracts	Jun. 30, 2012 Derivatives Purchased Non-designated Hedge Derivatives Credit Contracts	Jun. 30, 2013 Derivatives Sold Equity Contracts	Jun. 30, 2012 Derivatives Sold Equity Contracts	Jun. 30, 2013 Derivatives Sold Non-designated Hedge Derivatives Interest Rate Contracts	Jun. 30, 2012 Derivatives Sold Non-designated Hedge Derivatives Interest Rate Contracts	Jun. 30, 2013 Derivatives Sold Non-designated Hedge Derivatives Commodity Contracts	Jun. 30, 2012 Derivatives Sold Non-designated Hedge Derivatives Commodity Contracts	Jun. 30, 2013 Derivatives Sold Non-designated Hedge Derivatives Foreign Exchange Contracts	Jun. 30, 2012 Derivatives Sold Non-designated Hedge Derivatives Foreign Exchange Contracts	Jun. 30, 2013 Derivatives Sold Non-designated Hedge Derivatives Credit Contracts	Jun. 30, 2012 Derivatives Sold Non-designated Hedge Derivatives Credit Contracts	Jun. 30, 2013 Derivatives Sold Cash flow hedging Foreign Exchange Contracts	Jun. 30, 2012 Derivatives Sold Cash flow hedging Foreign Exchange Contracts	Jun. 30, 2013 Derivatives Sold Foreign Exchange Forward Foreign Exchange Contracts	Jun. 30, 2012 Derivatives Sold Foreign Exchange Forward Foreign Exchange Contracts
Derivative [Line Items]
Maximum length of time hedged in cash flow hedge	3 years
Notional amounts		$ 898	$ 1,400	$ 1,100	$ 3,200	$ 1,200	$ 1,500	$ 5,000	$ 3,600	$ 1,200	$ 1,100	$ 377	$ 318	$ 1,000	$ 982	$ 809	$ 1,900	$ 249	$ 445	$ 7,900	$ 7,300	$ 501	$ 456	$ 5,100	$ 6,700	$ 407	$ 1,300
Minimum required liquidity under certain counterparty agreements	1,000
Long-term unsecured debt rating	AAA
Minimum liquidity for the period as defined by certain counterparty agreements	1,000
Estimated derivative net gains (losses) included in AOCI that will be reclassified into earnings within 12 months	$ 95